Other Current Financial Assets - Narrative (Details) € in Millions, R$ in Millions, $ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Current financial assets	€ 1,078	€ 2,444
Contractual limit amount	81,097	83,706
Spire Notes
Disclosure of financial assets [line items]
Contractual limit amount		939		$ 1,000
Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	209	439
Other current financial assets - short-term investments
Disclosure of financial assets [line items]
Current financial assets	187	126
Telefónica Brazil | Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets		106
Telefónica Brasil, Claro S.A. And TIM S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets		94	R$ 522
Telefónica, S.A.
Disclosure of financial assets [line items]
Current financial assets	1,078	2,444
Telefónica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	€ 50	€ 232